Result of the Year - Schedule of Carrying Amount of Deferred Tax (Details) - DKK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
Tax deductible losses	kr 192,837	kr 93,484	kr 61,647
Deferred tax on intangible assets	112,192	74,050	35,887
Other temporary differences	8,174	758	738
Deferred tax asset gross not recognized	313,203	168,292	98,272
Deferred tax asset not recognized	311,138	kr 168,292	kr 98,272
Carrying amount included in the Statement of Financial Position	kr 2,065